TAXATION - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Current tax expense	$ 6,382	$ 4,561
Deferred income tax expense	75,081	36,799
Total income tax expense	$ 81,463	$ 41,360